Financial Assets at Amortised Cost - Summary of Debt securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Debt Securities [Abstract]
Government securities	$ 22,565,485
Allowances for credit losses	(2,707,858)
TOTAL	$ 19,857,627